LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)
	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.6%
Banks	1.4%
Citigroup, Inc.		4,800	$300,480
JPMorgan Chase & Co.		2,000	421,720
			722,200
Capital Goods	3.7%
Cummins, Inc.		6,150	1,991,308
Consumer Discretionary Distribution & Retail	0.3%
Tractor Supply Co.		500	145,465
Consumer Durables & Apparel	0.2%
Lululemon Athletica, Inc.(a)		200	54,270
NIKE, Inc., Class B		500	44,200
			98,470
Consumer Services	1.6%
Booking Holdings, Inc.		130	547,576
McDonald's Corp.		1,000	304,510
			852,086
Diversified Financials	1.9%
CME Group, Inc.		2,500	551,625
Goldman Sachs Group (The), Inc.		900	445,599
			997,224
Energy	3.9%
ConocoPhillips		7,000	736,960
EOG Resources, Inc.		10,800	1,327,644
			2,064,604
Food & Staples Retailing	3.9%
Costco Wholesale Corp.		2,350	2,083,322
Health Care Equipment & Services	7.8%
HCA Healthcare, Inc.		5,000	2,032,150
McKesson Corp.		800	395,536
UnitedHealth Group, Inc.		2,892	1,690,895
			4,118,581
Household & Personal Products	1.4%
Procter & Gamble (The) Co.		4,400	762,080
Insurance	5.3%
Aflac, Inc.		6,000	670,800
Progressive (The) Corp.		8,500	2,156,960
			2,827,760
Materials	2.0%
Freeport-McMoRan, Inc.		10,000	499,200
LyondellBasell Industries N.V., Class A		6,000	575,400
			1,074,600
Media & Entertainment	7.4%
Alphabet, Inc., Class A		11,100	1,840,935
Comcast Corp., Class A		35,900	1,499,543
Meta Platforms, Inc., Class A		1,000	572,440
			3,912,918

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024 (Unaudited)
	Percentage of Net Assets	Shares	Value
Pharmaceuticals, Biotech & Life Sciences	4.1%
AbbVie, Inc.		8,500	$1,678,580
Bristol-Myers Squibb Co.		9,700	501,878
			2,180,458
Real Estate	2.1%
American Tower Corp.		2,000	465,120
Public Storage		1,500	545,805
Simon Property Group, Inc.		637	107,666
			1,118,591
Retailing	6.9%
Home Depot (The), Inc.		4,200	1,701,840
Lowe's Cos., Inc.		6,000	1,625,100
Target Corp.		2,000	311,720
			3,638,660
Semiconductors & Semiconductor Equipment	13.0%
Broadcom, Inc.		12,000	2,070,000
KLA Corp.		1,500	1,161,615
Microchip Technology, Inc.		20,800	1,670,032
NVIDIA Corp.		15,900	1,930,896
Texas Instruments, Inc.		400	82,628
			6,915,171
Software & Services	11.9%
Accenture PLC, Class A		5,000	1,767,400
Intuit, Inc.		1,000	621,000
Mastercard, Inc., Class A		4,200	2,073,960
Microsoft Corp.		4,350	1,871,805
			6,334,165
Technology Hardware & Equipment	10.2%
Apple, Inc.		8,900	2,073,700
Arista Networks, Inc.(a)		3,000	1,151,460
Cisco Systems, Inc.		4,500	239,490
Garmin Ltd.		6,000	1,056,180
Motorola Solutions, Inc.		2,000	899,260
			5,420,090
Telecommunication Services	1.3%
T-Mobile U.S., Inc.		2,500	515,900
Verizon Communications, Inc.		3,500	157,185
			673,085
Transportation	4.4%
CSX Corp.		48,000	1,657,440
FedEx Corp.		2,400	656,832
			2,314,272
Utilities	1.9%
NextEra Energy, Inc.		11,700	989,001
TOTAL COMMON STOCKS (Cost $25,770,818)			51,234,111

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
September 30, 2024 (Unaudited)
	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	3.5%
Northern Institutional Treasury Portfolio, Premier Class, 4.78%*		1,842,520	$1,842,520
TOTAL INVESTMENT COMPANIES (Cost $1,842,520)			1,842,520
TOTAL INVESTMENTS (Cost $ 27,613,338)	100.1%		$53,076,631
NET OTHER ASSETS (LIABILITIES)	(0.1)%		(61,750)
Net Assets	100.0%		$53,014,881

*	The rate presented is the 7-day effective yield in effect at September 30, 2024.
(a)	Non-income producing security.
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